Financial risk management and fair value estimates (Details 2)		Jun. 30, 2020	Jun. 30, 2019
Operation Center in Argentina [Member]
Disclosure of operating segments [line items]
Gearing ratio	[1]	49.57%	40.80%
Debt ratio	[2]	44.42%	47.54%
Operation Center in Israel [Member]
Disclosure of operating segments [line items]
Gearing ratio	[1]	82.63%	83.68%
Debt ratio	[2]	244.57%	149.40%

[1]	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
[2]	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).